COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS [Abstract]
Material Commitments for Consolidated Group
Management have identified the following material commitments for the consolidated group as at June 30, 2019 and 2018:

	Payable within 1 year	Payable later than 1 year within 5 years	Total
	US$	US$	US$
2019
Operating lease commitments (a)	64,375	70,509	134,884
	64,375	70,509	134,884
2018
Operating lease commitments (a)	25,627	—	25,627
	248,234	—	248,234

(a)	Operating lease commitments